Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
U.S. federal statutory rate	34.00%	34.00%
State income taxes, net of federal benefit	3.40%	6.30%
Impairment of goodwill	(9.40%)
Incentive stock options	(1.00%)	(2.30%)
State rate change and other	1.10%	(0.20%)
US-Foreign income tax rate difference	(0.60%)	1.30%
Other permanent items	3.90%	3.50%
Change in valuation allowance	(31.40%)	(42.60%)
Effective Rate	0.00%	0.00%